Share capital	3 Months Ended
Mar. 31, 2021
Share capital
Share capital

12.Share capital

Authorized share capital

Unlimited number of common shares without par value.

At March 31, 2021, the Company had 112,929,422 issued and outstanding common shares (December 31, 2020 – 89,309,563).

On December 21, 2020, the Company contracted with Stifel, Nicolaus & Company, Incorporated and Roth Capital Partners, LLC (each, an “Agent”, and collectively, the “Agents”) to sell common shares of the Company (the “Shares”) having an aggregate offering price of up to $100,000,000 through the Agents (the “Sales Agreement December”).

On February 8, 2021, the Company contracted with the Agents to sell Shares having an aggregate offering price of up to $100,000,000 through the Agents (the "Sales Agreement February").

In accordance with the terms of the Sales Agreement December and Sales Agreement February the Company may offer and sell Shares from time to time through the Agent selected by the Company (the “Designated Agent”), acting as sales agent or, with consent of the Company, as principal. The Shares may be offered and sold by any method permitted by law deemed to be an “at the market” (“ATM”) offering as defined in Rule 415 promulgated under the Securities Act, including sales made directly on or through Nasdaq or on any other existing trading market for the Shares, and, if expressly authorized by the Company, in negotiated transactions.

From January 4 to January 8, 2021, the Company issued 6,741,420 common shares for the ATM offering under the Sales Agreement December for gross proceeds of $46,558,988. Share issue costs related to the ATM offering were $1,258,122.

From February 9 to March 12, 2021, the Company issued 13,624,075 common shares for the ATM offering under the Sales Agreement February for gross proceeds of $99,999,996. Share issue costs related to the ATM offering were $2,702,209.

During the three months ended March 31, 2021, the Company issued 2,195,640 shares for warrants exercised by investors for proceeds of $4,726,428.

During the three months ended March 31, 2021, the Company issued 1,058,724 shares for options exercised by investors for proceeds of $449,459.

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for the three months ended March 31, 2021 was based on the net loss attributable to common shareholders of $180,664 (March 31, 2020 – $1,418,829) and the weighted average number of common shares outstanding of 103,588,472 (March 31, 2020 – 37,049,539). Fully diluted loss per share did not include the effect of 12,272,424 stock options (March 31, 2020 – 12,850,917), 12,518,402 warrants (March 31, 2020 – 20,603,396), 44,623 DSUs (March 31, 2020 – Nil) and 507,829 RSUs (March 31, 2020 – Nil) as the effect would be anti-dilutive.

Stock options

The Company adopted its 2020 Stock Incentive Plan (the “Plan”) on July 9, 2020, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and consultants of the Company non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 30,000,000.  Such stock options will be exercisable for a period of up to 10 years from the date of grant. Stock options may be exercised no later than 90 days following cessation of the optionee’s position with the Company unless any exercise extension has been approved in advance by the Plan Administrator.

Stock options granted vest based on terms and conditions set out in the stock option agreements themselves. On exercise, each stock option allows the holder to purchase one common share of the Company or to exchange common share of the Company without cash payment for number of common shares calculated by formula as set forth in the option agreement.

The changes in stock options during the three months ended March 31, 2021 and the year ended December 31, 2020 are as follows:

	March 31, 2021		December 31, 2020
		Weighted		Weighted
		average		average
	Number of options	exercise price	Number of options	exercise price
Options outstanding, beginning	13,008,364	$2.14	12,908,315	$2.03
Options granted	405,000	7.43	1,790,000	3.47
Options exercised	(1,090,620)	0.72	(632,822)	1.83
Options forfeited/expired/cancelled	(50,320)	4.67	(1,057,129)	3.20
Options outstanding, ending	12,272,424	$2.46	13,008,364	$2.14

Details of stock options outstanding as at March 31, 2021 were as follows:

	Weighted average	Number of options	Number of options
Exercise price	contractual life	outstanding	exercisable
$0.30 CAD	1.21	1,327,273	1,327,273
$0.80 CAD	1.70	334,091	334,091
$2.00 CAD	3.12	90,104	85,938
$1.80	5.55	120,000	120,000
$1.91	5.69	4,930,000	3,134,042
$2.45	5.35	1,250,000	1,250,000
$2.53	5.36	131,818	131,818
$2.62	1.24	700,000	393,750
$3.40	4.97	1,035,000	1,035,000
$3.41	6.31	1,339,875	575,719
$3.77	7.19	263,971	133,973
$5.00	2.67	193,629	193,629
$6.18	4.36	25,000	16,670
$7.23	6.79	250,000	72,916
$7.75	6.89	155,000	41,980
$9.60	3.77	126,663	104,547
		12,272,424	8,951,346

The weighted average grant date fair value of stock options granted during the three months ended March 31, 2021 was $3.53 (March 31, 2020 - Nil).

During the three months ended March 31, 2021, the Company recognized stock-based compensation expense of $1,195,946 (March 31, 2020 - $1,884,570) for stock options granted.

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company or to exchange common share of the Company without cash payment for the number of common shares calculated by the formula set forth in the warrant agreement.

The changes in warrants during the three months ended March 31, 2021 and the year ended December 31, 2020 are as follows:

	March 31, 2021		December 31, 2020
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	15,070,883	$4.01	20,603,396	$3.57
Warrants exercised	(2,196,231)	2.72	(5,387,200)	2.49
Warrants expired	(356,250)	10.31	(145,313)	1.49
Warrants outstanding, ending	12,518,402	$4.73	15,070,883	$4.01

At March 31, 2021, all warrants outstanding were exercisable. Details of warrants outstanding as at March 31, 2021 are as follows:

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	0.84 years	6,920,146
$2.00 USD - $24.00 USD	2.88 years	1,096,988
Transferable Warrants
$4.25 USD	2.36 years	4,501,268
Warrants outstanding, ending	1.57 years	12,518,402

DSUs

Deferred Stock Units ("DSU's) are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its Plan. DSUs are accounted for as equity-settled share-based payment transactions as the terms of a DSU provide the Company with the choice of whether to settle in cash or by issuing equity instruments. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statement of comprehensive loss in the period they are granted (immediate vesting).

The changes in DSUs during the three months ended March 31, 2021 and the year ended December 31, 2020 are as follows:

	March 31, 2021		December 31, 2020
		Weighted		Weighted
		average		average
	Number of DSU	exercise price	Number of DSU	exercise price
DSUs outstanding, beginning	44,623	$3.41	—	$—
DSUs granted	—	—	44,623	3.41
DSUs exercised	—	—	—	—
DSUs outstanding, ending	44,623	$3.41	44,623	$3.41

Details of DSUs outstanding as at March31, 2021 are as follows:

			Number of DSUs
Deemed value	Weighted average contractual life	Number of DSUs outstanding	exercisable
$3.41	9.31	44,623	44,623

During the three months ended March 31, 2021, the Company recognized stock-based compensation expense of $Nil (March 31, 2020 - $Nil) for DSUs granted during the period.

RSUs

Restricted Stock Units (“RSU”s) are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its current Plan. RSUs are accounted for as equity-settled share-based payment transactions as the obligations under an RSU will be settled through the issuance of common shares. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statement of comprehensive loss over the vesting period.

The changes in RSUs during the three months ended March 31, 2021 and the year ended December 31, 2020 are as follows:

	March 31, 2021		December 31, 2020
		Weighted		Weighted
		average		average
	Number of RSU	exercise price	Number of RSU	exercise price
RSUs outstanding, beginning	507,849	$3.44	—	$—
RSUs granted	—	—	507,849	3.44
RSUs exercised	—	—	—	—
RSUs outstanding, ending	507,849	$3.44	507,849	$3.44

Details of RSUs outstanding as at March 31, 2021 are as follows:

Deemed value	Weighted average contractual life	Number of RSUs outstanding	Number of RSUs exercisable
$3.44	9.31	507,849	—

During the three months ended March 31, 2021, the Company recognized stock-based compensation expense of $ 266,920 (March 31, 2020 - $ Nil) for RSUs granted during the period.